Document and Entity Information	Feb. 01, 2024
Prospectus:
Entity Central Index Key	0001415726
Document Type	497
Prospectus Date	Feb. 01, 2024
Document Effective Date	Feb. 03, 2025
Document Creation Date	Feb. 03, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Feb. 01, 2024
Innovator International Developed Power Buffer ETF - February | Innovator International Developed Power Buffer ETF - February
Prospectus:
Trading Symbol	IFEB